SUPPLEMENT DATED FEBRUARY 28, 2018

TO THE SUMMARY PROSPECTUS FOR PACIFIC SELECT FUND -

LONG/SHORT LARGE-CAP PORTFOLIO

DATED MAY 1, 2017

This supplement revises the Long/Short Large-Cap Portfolio summary prospectus dated May 1, 2017, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

In the Management subsection, information regarding Thomas Luddy is deleted.